Loan Servicing - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Mortgage Servicing Rights [Line Items]
Unpaid principal balance of mortgage loans serviced for others	$ 148,346,763	$ 146,160,915
Capitalized mortgage servicing rights, valuation allowance	$ 129,279	$ 173,791	$ 163,989	$ 428,030